Accounts Payable and Accrued Expenses	12 Months Ended
Aug. 31, 2015
Accounts Payable and Accrued Expenses [Abstract]
Accounts Payable and Accrued Expenses

(5) Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	As of
	August 31,
	2015	2014
Accounts payable	$2,000	$1,406
Accrued payroll and related expenses	1,581	2,303
Research and development contracts	283	123
Taxes	395	-
Other	143	446
	$4,402	$4,278